Business combinations and other significant transactions - Divestments - Additional Information (Details) € in Millions			12 Months Ended
	Sep. 19, 2023 EUR (€)	Jan. 10, 2023 EUR (€) NUMBER	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Business combinations and other significant transactions
Cash consideration			€ 420
Acquisition of interests in joint ventures			580
Net financial liabilities			(180)	€ 2,085
Cash and cash equivalents			25	70
Capital gain realized from the sale of investments			430	€ 483	€ 1
EniCorridor Srl (now SeaCorridor Srl)
Business combinations and other significant transactions
Acquisition of interests in joint ventures		€ 580
Cash and cash equivalents			€ 25
Proportion of ownership interest in joint venture (as a percent)		50.10%
Capital gains from the fair value measurement of the business combination		€ 414
EniCorridor Srl (now SeaCorridor Srl) | Snam Group
Business combinations and other significant transactions
Cash and cash equivalents		€ 25
Equity interest disposed (as a percent)		49.90%	49.90%
Number of operating groups of international gas pipelines | NUMBER		2
Net assets and liabilities derecognized		€ 331
Net financial assets		172
Capital gain realized from the sale of investments		420
Realized exchange differences on translation from the disposal of investments		€ 7
Exploration activities in Gabon
Business combinations and other significant transactions
Net financial assets	€ 8
Capital gain realized from the sale of investments	€ 7